Tax on Profit/(Loss) for the Year and Deferred Tax	12 Months Ended
Dec. 31, 2025
Deferred tax expense (income) [abstract]
Tax on Profit/(Loss) for the Year and Deferred Tax

Note 10—Tax on Profit/(Loss) for the Year and Deferred Tax

(EUR’000)	2025	2024	2023
Tax on profit/(loss) for the year
Current tax (expense)/income	(12,556)	(3,289)	(5,377)
Current tax, adjustments to prior years	513	(126)	3,904
Deferred tax, movement for the year	(3,410)	(2,035)	(1,044)
Deferred tax, adjustments to prior years	70	607	(4,786)
	(15,383)	(4,843)	(7,303)
Tax for the year can be explained as follows
Profit/(loss) before tax	(212,651)	(373,241)	(474,144)
Tax at the Danish corporation tax rate of 22%	46,783	82,113	104,312
Tax effect of:
Non-deductible costs	29,358	(9,740)	(8,494)
Additional tax deductions	37,715	3,161	9,077
Impact from associates	3,588	(4,413)	(4,047)
Prior year adjustments	583	481	(1,294)
Other effects including effect of different tax rates	(2,121)	182	(882)
Deferred tax assets, not recognized	(131,289)	(76,627)	(105,975)
Tax on profit/(loss) for the year	(15,383)	(4,843)	(7,303)
Effective tax rate	7.23%	1.30%	1.54%

Development in deferred tax assets/(liabilities)
January 1,	(7,258)	(5,830)	—
Deferred income tax (expense)/income, through profit or loss	(3,340)	(1,428)	(5,830)
Foreign exchange translation	975	—	—
December 31,	(9,623)	(7,258)	(5,830)

Specification of deferred tax assets/(liabilities)
Tax deductible losses	430,011	434,997	521,697
Other temporary differences, assets	291,759	164,479	16,256
Deferred tax assets, not recognized	(721,631)	(599,476)	(537,953)
Other temporary differences, liabilities	(9,762)	(7,258)	(5,830)
Total deferred tax assets/(liabilities) at December 31	(9,623)	(7,258)	(5,830)

Deferred Tax Assets, Not Recognized

Deferred tax assets have not been recognized in the consolidated statements of financial position as of December 31, 2025, due to uncertainty relating to future utilization. The majority of the deferred tax asset can be carried forward without timing limitations, however tax credits can only be deducted in future payable taxes over a period up to 20 years.

As of December 31, 2025, the Company has tax losses carried forward and other temporary deductible differences with a gross amount of €3,280.0 million. The deferred tax assets, not recognized of €721.6 million, mainly attributable to tax-losses carried forward, future R&D depreciations, future tax deductions related to share based payments, additional tax deductions related to up-lift on R&D expenses and additional tax deductions related to tax credits.

The Company had tax losses carried forward of €1,954.6 million at December 31, 2025 and €1,946.2 million and €2,371.3 million as of December 31, 2024 and 2023, respectively.

Tax losses can be carried forward infinitely, where certain limitations exist for amounts to be utilized each year. Under Danish tax legislation, tax losses may be partly refunded by the tax authorities to the extent such tax losses arise from research and development activities. The jointly taxed Danish entities had a negative taxable income and accordingly were entitled to a tax refund of approximately €0.7 million for each of the years ended December 31, 2025, 2024 and 2023.

Other temporary differences include future tax deductions related to share based payments (Warrants, RSUs and PSUs). Tax deductions can be taken when the warrants/RSUs/PSUs are exercised/transferred. For the year ended December 31, 2025, the future tax deductions have been estimated to have a tax value of €67.0 million compared to €21.7 million and €10.6 million for the years ended December 31, 2024 and 2023, respectively. These future tax deductions depend on the future share price, timing and amounts of warrants/RSUs/PSUs exercises/transfers, and accordingly, the future tax deductions are subject to uncertainties. Refer to Note 8, “Share-based Payment,” regarding a description of warrant and RSU/PSU programs.

For the year ended December 31, 2025, the Company is entitled to additional future tax deduction related to uplift on R&D deductions and tax credits with a total tax value of €29.7 million compared to 24.8 and €8.4 million for the years ended December 31, 2024 and 2023, respectively. Additional future tax deductions are included in other temporary differences.

International Tax Reform - Pillar Two Model Rules

On May 23, 2023, the IASB issued “International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12,” which clarifies that IAS 12 applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD/G20 Inclusive Framework on Base Erosion and Profit Shifting Pillar Two model rules. The Company has adopted these amendments; however, they are not applicable for the year ended December 31, 2025, as the Company’s consolidated revenue is currently below the threshold of €750 million.

Uncertain Tax Positions

The Company operates across numerous tax jurisdictions with complex, interpretative legislation. Management evaluates uncertain tax positions to ensure proper recognition and measurement of tax assets and liabilities.